Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Exploration and Evaluation Assets [Abstract]
Exploration and Evaluation Assets

NOTE 3 – Exploration and Evaluation Assets

Expenditures for the years related to exploration and evaluation assets located in Nevada, USA were as follows:

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2018	158,287,872	38,378,837	196,666,709

Claim maintenance fees	388,849	88,369	477,218
Consulting	1,929,576	145,746	2,075,322
Data analysis	376,619	-	376,619
Drilling	7,948,972	464,391	8,413,363
Economic assessments	1,127,651	-	1,127,651
Engineering	156,688	-	156,688
Environmental and permitting	1,736,801	18,272	1,755,073
Equipment rental	148,781	12,570	161,351
Geological	69,667	-	69,667
Geotechnical	71,381	-	71,381
Hydrology	1,648,207	-	1,648,207
Lease payments	1,690,657	122,343	1,813,000
Metallurgy	2,037,771	-	2,037,771
Sampling and processing	403,224	533	403,757
Site development and reclamation	3,482,076	101,978	3,584,054
Supplies	491,265	1,835	493,100
	23,708,185	956,037	24,664,222

Balance as at December 31, 2019	181,996,057	39,334,874	221,330,931

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2019	181,996,057	39,334,874	221,330,931

Claim maintenance fees	399,726	90,729	490,455
Consulting	1,068,158	16,934	1,085,092
Data Analysis	274,113	-	274,113
Drilling	8,771,435	-	8,771,435
Economic assessments	1,259,910	-	1,259,910
Engineering	147,665	-	147,665
Environmental and permitting	1,872,415	57,798	1,930,213
Equipment rental	193,709	-	193,709
Geological	39,442	-	39,442
Geotechnical	484,804	-	484,804
Hydrology	394,116	-	394,116
Lease payments	1,579,111	122,099	1,701,210
Metallurgy	749,040	-	749,040
Provision for site reclamation	1,078,871	-	1,078,871
Sampling and processing	771,180	-	771,180
Site development and reclamation	2,828,830	2,494	2,831,324
Supplies	493,281	-	493,281
Vehicle	38,316	-	38,316
	22,444,122	290,054	22,734,176

Balance as at December 31, 2020	204,440,179	39,624,928	244,065,107

Railroad-Pinion Project

The Railroad-Pinion project is located in Elko County, Nevada, USA.

During the period from August 2009 to December 2018, the Company entered into various agreements to acquire or lease certain claims, properties and surface rights subject to net smelter return royalties (“NSR”) ranging between 1% and 5%. As well, certain claims are subject to a 1.5% mineral production royalty. The agreements are subject to specific lease terms, extension options, back-in rights, buy down or purchase provisions, and work commitments as further detailed in the Company’s most recent annual audited consolidated financial statements.

During the year ended December 31, 2019, the Company entered into certain amendment agreements to amend various surface use and mining lease agreements (“Amendment Agreements”) to extend the primary term of these surface use and mining lease agreements for an additional eight years. The Company incurred a total of US$150,000 upon execution of these Amendment Agreements.

During the year ended December 31, 2020, the Company entered into an amendment agreement to amend a mining lease agreement to extend the primary term of a mining lease agreement for an additional eight years. The Company incurred US$5,000 upon execution of the amendment agreement.

Payment requirements from 2021 to 2025 under agreements are approximately as follows:

	Total	Total
	Work	Lease
	commitment	payment	Total
	US$	US$	US$
2021	1,300,000	1,215,000	2,515,000
2022	1,400,000	826,000	2,226,000
2023	1,300,000	782,000	2,082,000
2024	1,300,000	676,000	1,976,000
2025	1,300,000	676,000	1,976,000
	6,600,000	4,175,000	10,775,000

Lewis Gold Project

During the year ended December 31, 2017, the Company acquired a 100% right, title and interest in mining claims located in the Battle Mountain Mining District in Lander County, Nevada, USA (the “Lewis Gold Project”).

The Lewis Gold Project is subject to an advance minimum annual royalty in the amount of US$60,000 in cash, which is subject to an annual escalation based upon a defined consumer price index. The advance minimum royalty payments are to be credited against any production royalty payable in the same year. Production royalties include a 3.5% NSR for gold and silver and a 4% NSR for other minerals such as lead, zinc, and copper.